Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Inflation Fund

The following information replaces similar disclosure contained under the “Main investments” sub‐section of the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.

Main investments. The fund invests in inflation‐indexed bonds and other fixed income securities of varying maturities issued by the US government and non‐US governments, their agencies or instrumentalities, and US and non‐US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity‐linked derivative instruments (such as commodity‐linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs).

Commodity‐linked derivative instruments are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock, or agricultural products. The fund may gain exposure to the commodity markets by investing a portion of its assets in a wholly‐owned subsidiary (the “Subsidiary”), which shares the same portfolio management as the fund and is expected to invest mainly in commodity‐linked derivative instruments and fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivatives positions.

Other fixed income securities in which the fund may invest include mortgage‐backed and asset‐backed securities, floating rate debt securities, and taxable and tax‐exempt municipal bonds. Up to 10% of the fund’s total assets may be invested in below investment grade bonds or instruments (also referred to as junk bonds).

All disclosure and references in the fund’s prospectus to “Senior loans risk” and “Conflict of interest risk” are hereby deleted.

Deutsche Global Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Inflation Fund

The following information replaces similar disclosure contained under the “Main investments” sub‐section of the “PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.

Main investments. The fund invests in inflation‐indexed bonds and other fixed income securities of varying maturities issued by the US government and non‐US governments, their agencies or instrumentalities, and US and non‐US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity‐linked derivative instruments (such as commodity‐linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs).

Commodity‐linked derivative instruments are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock, or agricultural products. The fund may gain exposure to the commodity markets by investing a portion of its assets in a wholly‐owned subsidiary (the “Subsidiary”), which shares the same portfolio management as the fund and is expected to invest mainly in commodity‐linked derivative instruments and fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivatives positions.

Other fixed income securities in which the fund may invest include mortgage‐backed and asset‐backed securities, floating rate debt securities, and taxable and tax‐exempt municipal bonds. Up to 10% of the fund’s total assets may be invested in below investment grade bonds or instruments (also referred to as junk bonds).

All disclosure and references in the fund’s prospectus to “Senior loans risk” and “Conflict of interest risk” are hereby deleted.